LONG-TERM DEBT (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Apr. 06, 2020	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000	$ 1,000,000,000
Write-down of inventory to net realizable value	55,200,000	108,100,000
Long-term debt (note 12)	600,000,000	1,000,000,000
Personal protective equipment
Disclosure of detailed information about borrowings [line items]
Write-down of inventory to net realizable value	6,200,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Principal amount	0	0
Maximum borrowing capacity	1,000,000,000				$ 1,000,000,000
Amount committed against facility to cover various letters of credit	51,100,000	7,200,000
Long-term debt (note 12)	$ 0	0
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Basis spread on variable rate	1.00%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000	300,000,000
Maximum borrowing capacity				$ 300,000,000
Long-term debt (note 12)	$ 300,000,000	300,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%
Interest rate	2.40%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Bottom of range [member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Basis spread on variable rate	1.00%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 0	400,000,000
Maximum borrowing capacity			$ 400,000,000
Long-term debt (note 12)	$ 0	400,000,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022 | Bottom of range [member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.70%
Basis spread on variable rate	1.70%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Notes payable, interest at fixed and variable rates
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000
Long-term debt (note 12)	$ 300,000,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Principal amount	$ 100,000,000	100,000,000
Interest rate	2.70%
Long-term debt (note 12)	$ 100,000,000	100,000,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000,000	50,000,000
Long-term debt (note 12)	$ 50,000,000	50,000,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.53%
Basis spread on variable rate	1.53%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 100,000,000	100,000,000
Interest rate	2.91%
Long-term debt (note 12)	$ 100,000,000	100,000,000
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000,000	50,000,000
Long-term debt (note 12)	$ 50,000,000	$ 50,000,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%
Basis spread on variable rate	1.57%